Summary of Significant Accounting Policies - Schedule of Disaggregated Information (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Disaggregation of Revenue [Line Items]
Revenue by services	$ 28,717,563	$ 3,662,954	$ 30,472,131
Point in time [Member]
Disaggregation of Revenue [Line Items]
Revenue by services	14,004,721	1,786,316	12,136,390
Over time [Member]
Disaggregation of Revenue [Line Items]
Revenue by services	14,712,842	1,876,638	18,335,741
Online advertising [Member]
Disaggregation of Revenue [Line Items]
Revenue by services	10,862,227	1,385,488	10,728,665
Offline advertising and web banner [Member]
Disaggregation of Revenue [Line Items]
Revenue by services	14,289,326	1,822,618	17,966,617
Strategic planning services [Member]
Disaggregation of Revenue [Line Items]
Revenue by services	418,331	53,359	369,124
Other services [Member]
Disaggregation of Revenue [Line Items]
Revenue by services	$ 3,147,679	$ 401,489	$ 1,407,725